CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues:
Total net revenues	$ 156,498	$ 140,803	$ 108,513
Cost of revenues:
Total cost of revenues	130,864	111,277	91,616
Gross profit	25,634	29,526	16,897
Operating expenses:
Selling expenses	2,233	1,774	1,922
General and administrative expenses	26,428	18,418	7,424
Total operating expenses	28,661	20,192	9,346
Operating income (loss)	(3,027)	9,334	7,551
Interest income	2,147	563	107
Government subsidy income	683	863	573
(Loss) gain on disposal of subsidiaries	1,234	(168)
Income before income taxes	1,037	10,592	8,231
Income tax expenses	2,459	3,812	2,155
Income (loss) before loss in equity method investments	(1,422)	6,780	6,076
Loss from equity method investments	(291)	(239)	(189)
Net income (loss)	(1,713)	6,541	5,887
Less: Net loss attributable to noncontrolling interest	(93)	(574)	(618)
Increase in redeemable non-controlling interest	169
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc.	$ (1,789)	$ 7,115	$ 6,505
Net income (loss) per share attributable to ordinary shareholders of RYB Education, Inc.
Basic (in dollars per share)	$ (0.06)	$ 0.29	$ 0.28
Diluted (in dollars per share)	$ (0.06)	$ 0.27	$ 0.26
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	29,213,801	24,735,445	23,163,801
Diluted (in shares)	29,213,801	26,566,657	24,682,525
Services
Net revenues:
Total net revenues	$ 139,216	$ 122,869	$ 95,936
Cost of revenues:
Total cost of revenues	121,549	101,522	85,356
Products
Net revenues:
Total net revenues	17,282	17,934	12,577
Cost of revenues:
Total cost of revenues	$ 9,315	$ 9,755	$ 6,260